SCHEDULE OF DEPOSITS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposits on aircraft		$ 36,000
Other deposits	70	300
Total deposits	70	36,300
Less current portion	(70)	(36,000)
Total deposits, non-current		$ 300